Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Receivable for retainage			$ 2,000,000	$ 1,600,000
Disaggregation of Revenue [Line Items]
Revenues, net	$ 24,361,713	$ 25,592,154	104,563,002	51,640,813
Product
Disaggregation of Revenue [Line Items]
Revenues, net	16,876,739	18,442,083	72,861,907	28,918,591
Product | Circuit boards and cables
Disaggregation of Revenue [Line Items]
Revenues, net			18,780,769	15,700,902
Product | Supplements
Disaggregation of Revenue [Line Items]
Revenues, net			12,889,992	11,674,220
Product | Electronics
Disaggregation of Revenue [Line Items]
Revenues, net			41,191,146	1,543,469
Service
Disaggregation of Revenue [Line Items]
Revenues, net	$ 7,484,974	$ 7,150,071	31,701,095	22,722,222
Service | Construction contracts
Disaggregation of Revenue [Line Items]
Revenues, net			30,098,249	22,462,399
Service | Drone 3D mapping
Disaggregation of Revenue [Line Items]
Revenues, net			$ 1,602,846	$ 259,823